Organization and principal activities	12 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Organization and principal activities

1. Organization and principal activities

The Company was incorporated in the British Virgin Island (“BVI”) on December 13, 2017. The Company principally engages in the business of foreign language educations. The Company’s revenue is primarily derived from foreign education programs and student accommodation services.